Shareholders' Equity (Details 5) - Service-based restricted share units - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares Granted
Outstanding at the beginning of the period (in shares)	1,119,000	418,000	361,000
Awarded (in shares)	1,620,000	918,000	257,000
Vested (in shares)	(460,000)	(171,000)	(162,000)
Cancelled (in shares)	(312,000)	(46,000)	(38,000)
Outstanding at the end of the period (in shares)	1,967,000	1,119,000	418,000
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 45.97	$ 71.03	$ 65.87
Awarded (in dollars per share)	39.16	39.67	71.24
Vested (in dollars per share)	44.81	68.51	61.73
Cancelled (in dollars per share)	44.60	64.33	63.07
Outstanding at the end of the period (in dollars per share)	$ 40.85	$ 45.97	$ 71.03
Unrecognized compensation cost	$ 80.3	$ 49.1
Expected weighted-average recognition period for unrecognized compensation cost	3 years 3 months 18 days	3 years 9 months 18 days
Total fair value vested	$ 20.9	$ 7.4	$ 11.3
Non-employee directors
Shares Granted
Awarded (in shares)	0	36,000	36,000